Related Party Transaction - Schedule of Related Parties (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Siu Ping Lo [Member]
Related Party Transaction [Line Items]
Relationship with the Company		Responsible officer of YeeTah
Huihe Zheng [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Principal shareholder, Chief Executive Officer and Chairman of the Company	Principal shareholder, Chief Executive Officer and Chairman of the Company
Due to related party		$ 1,283,221	$ 1,035,730
YeeTah Financial Group Co., Ltd. (“YeeTah Financial”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company		A company previously controlled by Siu Ping Lo
Ouya Properties Group Ltd. (“OPG”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company		A company controlled by Huihe Zheng
OPG [Member]
Related Party Transaction [Line Items]
Due to related party			3,202
YeeTah Financial [Member]
Related Party Transaction [Line Items]
Due to related party			8,176
Related Party [Member]
Related Party Transaction [Line Items]
Due to related party		$ 1,283,221	$ 1,047,108